Other Equity Instruments - Summary of Coupon Details - Non-Cumulative Subordinated Notes (Parenthetical) (Detail) - Non-cumulative subordinated notes [member] - USD 525 million [member]	Dec. 31, 2018 USD ($)
Disclosure of other equity instruments [line items]
Principal amount	$ 525,000,000
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Principal amount	$ 525,000,000